ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2015
Receivables [Abstract]
ACCOUNTS RECEIVABLE
ACCOUNTS RECEIVABLE

The components of accounts receivable at December 31 were as follows:

	2015	2014
Trade receivables	$99,027	$92,531
Less: allowance for doubtful accounts	(2,088)	(2,275)
	96,939	90,256
Sales taxes receivable	2,096	1,979
Other receivables	17,211	14,564
	$116,246	$106,799

The movement in the allowance for doubtful accounts during the years ended December 31 were as follows:

	2015	2014	2013
Balance, beginning of year	$2,275	$2,279	$2,435
Bad debt expense	615	329	1,077
Write-offs and settlements	(792)	(290)	(1,242)
Foreign exchange	(10)	(43)	9
	$2,088	$2,275	$2,279